DESCRIPTION OF THE PLAN (Details) - EBP 310 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) yr loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite age for participation | yr	18
Participant contribution, automatic, deferral rate	3.00%
Participant contribution, automatic, annual increase deferral rate	1.00%
Employer contribution maximum vesting age | yr	65
Nonvested account, break in service forfeiture period	5 years
Forfeited nonvested account	$ 109	$ 52
Forfeited nonvested account, decrease from employer contribution	$ 510
Investment contribution, maximum tax deferred compensation deposit, percent	4.00%
Investment contribution, minimum increment, percent	1.00%
Note receivable from participant, account, minimum borrowing, amount	$ 1
Note receivable from participant, account, maximum borrowing, amount	$ 50
Note receivable from participant, account, time period for loans used to reduce maximum borrowing amount	12 months
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, maximum number of loans outstanding | loan	1
Participant loan, basis spread on variable rate	1.00%
Note receivable from participant, general loan, maximum borrowing term	5 years
Note receivable from participant, account, primary residence, maximum borrowing term	15 years
Note receivable from participant, loans transferred in from plan merger, borrowing term (greater than)	15 years
Involuntary cash-out limit, maximum age | yr	73
Involuntary cash-out limit	$ 7
Participant contribution, minimum percentage of annual compensation to total compensation to achieve maximum retirement benefit	4.00%
Participant contribution, minimum percentage of pay cap limit to achieve maximum retirement benefit	4.00%
Minimum
EBP, Description of Plan [Line Items]
Asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Asset held for investment, participant loan, interest rate	10.70%
EBP, FSSP Retirement Account Contribution
EBP, Description of Plan [Line Items]
Participant contribution, pretax, minimum annual compensation to total compensation, percentage	1.00%
Participant contribution, pretax, maximum annual compensation to total compensation, percentage	4.00%
EBP, FSSP Savings Account Contribution
EBP, Description of Plan [Line Items]
Participant contribution, pretax, minimum annual compensation to total compensation, percentage	1.00%
Participant contribution, pretax, maximum annual compensation to total compensation, percentage	75.00%
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	4.00%
EBP, Employer Contribution Vesting, Tranche One
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	50.00%
Employer contribution vesting service period	2 years
EBP, Employer Contribution Vesting, Tranche Two
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%
Employer contribution vesting service period	3 years